DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt, net, consists of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Term Loan due 2027	$2,194.5	$—
ABL Revolving Credit Facility	269.9	145.2
Term Loan due 2023	—	2,070.0
9.250% Notes due 2024	—	750.0
12.00%/13.00% Senior PIK Toggle Notes due 2022	—	500.0
10.00% Notes due 2024	—	120.0
Unamortized discount and issuance costs	(33.4)	(117.9)
	2,431.0	3,467.3
Less: Current Portion	(22.0)	—
Total long-term debt, net of current portion	$2,409.0	$3,467.3

	December 31,	December 31,
	2019	2018
Term Loan due 2023	$2,070.0	$2,070.0
9.250% Senior notes due 2024	750.0	750.0
12.00%/13.00% PIK notes due 2022	500.0	500.0
ABL Revolving Credit Facility	145.2	245.1
10.00% notes due 2024	120.0	—
Unamortized discount and issuance costs	(117.9)	(137.3)
Long-term debt, net	$3,467.3	$3,427.8

Schedule of contractual maturities of debt obligations
Contractual maturities of the Company’s debt obligations as of June 30, 2020 are shown below:

	Term Loan	ABL	Short-term borrowings	Total
Remainder of 2020	$11.0	$—	$20.2	$31.2
2021	22.0	—	—	22.0
2022	22.0	—	—	22.0
2023	22.0	—	—	22.0
2024	22.0	—	—	22.0
2025	22.0	269.9	—	291.9
Thereafter	2,073.5	—	—	2,073.5
Total	$2,194.5	$269.9	$20.2	$2,484.6

		9.250% Senior
	Term Loan	Notes	PIK Notes	ABL	10.00% Notes	Total
2020	$—	$—	$—	$—	$—	$—
2021	—	—	—	145.2	—	145.2
2022	—	—	500.0	—	—	500.0
2023	2,070.0	—	—	—	—	2,070.0
2024	—	750.0	—	—	120.0	870.0
Total	$2,070.0	$750.0	$500.0	$145.2	$120.0	$3,585.2